INTANGIBLE ASSETS (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017
Statement1 [Line Items]
Pre Tax Discount Rate		15.00%
Growth rate used to extrapolate cash flow projections		5.50%
Customer-related intangible assets [member]
Statement1 [Line Items]
Intangible Assets Other than Goodwil useful Life	7 years
Licences [member]
Statement1 [Line Items]
Intangible Assets Other than Goodwil useful Life	3 years